PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Prepayments for inventory	$ 463	$ 487
Prepaid rental	0	37,402
Others	2,476	0
Total	$ 2,939	$ 37,889